Shareholder Report, Line Graph (Details) 74200010100_Franklin Growth Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 34,149	$ 25,288	$ 20,946	$ 27,429	$ 21,639	$ 17,254	$ 16,584	$ 13,703	$ 11,285	$ 10,000	$ 38,526
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 44,726	$ 31,455	$ 24,628	$ 31,815	$ 24,989	$ 18,169	$ 17,520	$ 13,872	$ 11,376	$ 10,000	$ 56,146